SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Salaries and related expense	$ 3,561	$ 2,034
Stock-based compensation	521	576
Materials and subcontractors	767	1,030
Depreciation	164	163
Travel expenses	41	73
Vehicle expenses	110	75
Rent and maintenance and other expenses	438	246
Research and Development expenses	$ 5,602	$ 4,197